SHARE-BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Stock Option Activity
The following is a summary of stock option activity under the 2021 Plan and the 2014 Plan as of and for the year ended December 31, 2024:

	Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value

Options outstanding at December 31, 2023	410,865	$260.82
Granted	41,200	431.36
Exercised	(137,320)	222.78
Forfeited	(11,250)	288.67
Expired	(3,000)	164.30

Options outstanding at December 31, 2024	300,495	$301.50	2.50	$51,907

Options exercisable at December 31, 2024	78,102	$249.19	1.36	$17,560

Summary of Restricted Stock Activity
The following is a summary of restricted stock activity as of and for the year ended December 31, 2024:

	Shares	Weighted- Average Grant Date Fair Value
Restricted stock outstanding at December 31, 2023	2,736,681	$124.56
Granted	110,160	428.46
Vested	(199,329)	33.18
Forfeited	(21,215)	261.60

Restricted stock outstanding at December 31, 2024	2,626,297	$143.14

Valuation Assumptions Used for Stock Option Awards
The following table presents the weighted-average assumptions used for stock options granted:

Years Ended December 31,	2024	2023	2022
Expected term in years	5.16	4.25	4.25
Risk-free interest rate	4.17%	4.11%	3.04%
Expected volatility	24.72%	25.38%	23.10%
Expected dividend yield	2.55%	3.15%	2.84%
Grant date fair value	$93.88	$67.32	$46.60

Share-Based Compensation Expense
The following table provides information on share-based compensation expense:

Years Ended December 31,	2024	2023	2022
Stock options	$3,798	$3,603	$3,856
Restricted stock	31,224	26,397	24,965

Share-based compensation expense	$35,022	$30,000	$28,821